RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit risk - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loaned or delivered as collateral | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 6,942	$ 12,321
Loaned or delivered as collateral | Securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,631	11,523
Borrowed or received as collateral | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16,882	31,862
Borrowed or received as collateral | Securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 16,530	$ 30,520